SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Numerator [Abstract]
Earnings	$ 293		$ 268		$ 62		$ 236		$ 285		$ 289		$ 503		$ 254		$ 859	$ 1,331	$ 709
Earnings Per Share Denominator [Abstract]
Weighted-average common shares outstanding for basic EPS	242,000	[1]	241,700	[1]	241,100	[1]	240,600	[1]	239,800	[1]	239,500	[1]	239,400	[1]	240,100	[1]	241,347	239,720	244,736
Dilutive effect of stock options, restricted stock awards and restricted stock units																	5,346	1,803	3,206
Weighted-average common shares outstanding for diluted EPS	247,600	[1]	245,800	[1]	246,300	[1]	243,800	[1]	241,800	[1]	241,900	[1]	240,800	[1]	241,900	[1]	246,693	241,523	247,942
Earnings Per Share [Abstract]
Basic earnings per common share	$ 1.21	[1]	$ 1.11	[1]	$ 0.26	[1]	$ 0.98	[1]	$ 1.19	[1]	$ 1.21	[1]	$ 2.10	[1]	$ 1.06	[1]	$ 3.56	$ 5.55	$ 2.90
Diluted earnings per common share	$ 1.18	[1]	$ 1.09	[1]	$ 0.25	[1]	$ 0.97	[1]	$ 1.18	[1]	$ 1.20	[1]	$ 2.09	[1]	$ 1.05	[1]	$ 3.48	$ 5.51	$ 2.86
San Diego Gas and Electric Company and Subsidiary [Member]
Earnings Per Share Numerator [Abstract]
Earnings	111		176		96		106		159		115		72		90		489	436	374
Southern California Gas Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings																	$ 290	$ 288	$ 287

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.